Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	lmgamt_SupplementTextBlock	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MAY 12, 2014
TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST,
EACH DATED MAY 1, 2014

The following announces changes to the name of the fund’s subadviser, the name of the fund and the fund’s portfolio managers. It also revises the fund’s disclosure to incorporate new aspects of the subadviser’s investment process.

Effective June 30, 2014, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Summary Prospectus and Prospectus:

The name of the fund will change from Legg Mason Batterymarch Emerging Markets Trust to QS Batterymarch Emerging Markets Fund.

The name of the fund’s subadviser will change from Batterymarch Financial Management, Inc. to QS Batterymarch Financial Management, Inc.

Effective June 16, 2014, the following information amends and/or supplements, as applicable, those sections of the fund’s Summary Prospectus and Prospectus listed below.

The fourth paragraph of the section of the Summary Prospectus and Prospectus titled “Principal investment strategies” is supplemented with the following text:

The fund may also use futures contracts as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fifth paragraph of the section of the Summary Prospectus and Prospectus titled “Principal investment strategies” is replaced with the following text:

The subadviser’s emerging markets investment strategy is an active, long-only global equity investment strategy that seeks to take advantage of macro and behavioral inefficiencies in global emerging markets by developing a diversified exposure to distinct investment opportunities. The investment process is quantitative and seeks to enhance returns through top-down asset allocation rather than stock selection.
Legg Mason Batterymarch Emerging Markets Trust
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmgamt_SupplementTextBlock	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MAY 12, 2014
TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST,
EACH DATED MAY 1, 2014

The following announces changes to the name of the fund’s subadviser, the name of the fund and the fund’s portfolio managers. It also revises the fund’s disclosure to incorporate new aspects of the subadviser’s investment process.

Effective June 30, 2014, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Summary Prospectus and Prospectus:

The name of the fund will change from Legg Mason Batterymarch Emerging Markets Trust to QS Batterymarch Emerging Markets Fund.

The name of the fund’s subadviser will change from Batterymarch Financial Management, Inc. to QS Batterymarch Financial Management, Inc.

Effective June 16, 2014, the following information amends and/or supplements, as applicable, those sections of the fund’s Summary Prospectus and Prospectus listed below.

The fourth paragraph of the section of the Summary Prospectus and Prospectus titled “Principal investment strategies” is supplemented with the following text:

The fund may also use futures contracts as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions.

The fifth paragraph of the section of the Summary Prospectus and Prospectus titled “Principal investment strategies” is replaced with the following text:

The subadviser’s emerging markets investment strategy is an active, long-only global equity investment strategy that seeks to take advantage of macro and behavioral inefficiencies in global emerging markets by developing a diversified exposure to distinct investment opportunities. The investment process is quantitative and seeks to enhance returns through top-down asset allocation rather than stock selection.